POLEN FLOATING RATE INCOME ETF
Portfolio of Investments
July 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS† — 83.7%
Consumer Discretionary Products — 6.9%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.221% (SOFR +386 bps), 10/4/28(a)	$126,324	$ 120,755
DexKo Global, Inc., 2023 Incremental Term Loans, 8.606% (SOFR +425 bps), 10/4/28(a)	44,251	42,636
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.557% (SOFR +426 bps), 6/1/28(a)	69,637	68,604
MajorDrive Holdings IV, LLC, 2022 Incremental Term Loan, 9.946% (SOFR +565 bps), 6/1/29(a)	92,691	92,053
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 9.471% (SOFR +511 bps), 1/31/28(a)	162,938	152,469
Varsity Brands, Inc., 2025 Term Loan, 7.83% (SOFR +350 bps), 8/26/31(a)	119,488	119,950
WH Borrower, LLC, Initial Term Loan, 9.072% (SOFR +475 bps), 2/12/32(a)	55,000	55,073
		651,540
Consumer Discretionary Services — 4.7%
Columbus Finance B.V., Term Loan B, 7/16/32(b)	50,000	50,125
International Entertainment JJCo3 Ltd., Facility B (USD) Loan, 8.058% (SOFR +375 bps), 4/19/32(a)	115,000	116,078
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans 8.296% - 8.322% (SOFR +400 bps), 8/11/28(a)	222,097	222,560
Prometric Holdings, Inc., Term Loan B, 8.106% (SOFR +375 bps), 6/18/32(a)	50,000	50,407
		439,170
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Staple Products — 1.9%
Fiesta Purchaser, Inc., Term Loan B (2024), 7.606% (SOFR +325 bps), 2/12/31(a)	$ 88,853	$ 89,131
VC GB Holdings I Corp., First Lien Initial Term Loan, 7/21/28(b)	94,755	94,678
		183,809
Financial Services — 1.2%
Nexus Buyer, LLC, Amendment No. 9 Refinancing Term Loan, 7.856% (SOFR +350 bps), 7/31/31(a)	83,866	84,123
Nexus Buyer, LLC, Second Lien Term Loan, 10.706% (SOFR +635 bps), 11/5/29(a)	25,000	24,915
		109,038
Health Care — 14.6%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.183% (SOFR +385 bps), 7/17/28(a)	222,378	219,876
Aveanna Healthcare, LLC, Initial Term Loan, 11.483% (SOFR +715 bps), 12/10/29(a)	120,000	119,625
Bausch & Lomb Corp., Third Amendment Term Loans, 8.606% (SOFR +425 bps), 1/15/31(a)	65,000	65,357
CVET Midco 2 LP, Initial Term Loan, 9.296% (SOFR +500 bps), 10/13/29(a)	271,523	248,445
EyeCare Partners, LLC, Tranche B Term Loan, 5.227% (SOFR +110 bps), 11/30/28(a)(b)	301,306	239,350
EyeCare Partners, LLC, Tranche C Term Loan, 10.977% (SOFR +685 bps), 11/30/28(a)(c)	7,805	2,407
EyeCare Partners, LLC, Second Lien Initial Term Loan, 11.458% (SOFR +718 bps), 11/15/29(a)	20,000	5,500
Heartland Dental, LLC, 2024 New Term Loans, 8.858% (SOFR +450 bps), 4/28/28(a)	167,751	168,307

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Performance Health Holdings, Inc., Initial Term Loan, 7.95% (SOFR +375 bps), 3/19/32(a)	$245,000	$ 238,875
Sharp Services, LLC, Tranche D Term Loan, 7.546% (SOFR +325 bps), 12/31/28(a)	61,886	62,311
		1,370,053
Industrial Products — 4.6%
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 8.057% (SOFR +376 bps), 5/19/28(a)	63,479	63,893
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.557% (SOFR +626 bps), 5/21/29(a)	40,000	40,216
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.057% (SOFR +676 bps), 5/21/29(a)	185,000	186,041
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 7.856% (SOFR +350 bps), 12/2/31(a)	140,000	141,021
		431,171
Industrial Services — 10.9%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 3/30/29(a)(b)	65,000	64,838
DG Investment Intermediate Holdings 2, Inc., Term Loan, 8.088% (SOFR +375 bps), 7/2/32(a)	174,096	174,803
Gloves Buyer, Inc., Initial Term Loans, 8.356% (SOFR +400 bps), 5/21/32(a)(b)	175,000	171,763
Infinite Bidco, LLC, First Lien Term Loan, 8.32% (SOFR +401 bps), 3/2/28(a)	172,607	162,682
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.57% (SOFR +726 bps), 3/2/29(a)	105,000	92,794
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
Radar Bidco S.a.r.l., Facility B2 (USD) Loan, 4/4/31(b)	$ 85,000	$ 85,319
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 8.721% (SOFR +436 bps), 7/7/28(a)(b)	211,615	182,518
Vista Management Holding, Inc., Initial Term Loan, 8.041% (SOFR +375 bps), 3/18/31(a)	90,000	90,487
		1,025,204
Insurance — 2.8%
Asurion, LLC, New B-4 Term Loan, 9.721% (SOFR +536 bps), 1/20/29(a)	275,000	259,274
Materials — 7.6%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.456% (SOFR +410 bps), 11/24/27(a)	46,333	44,668
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.206% (SOFR +785 bps), 11/24/28(a)	210,000	198,345
Clydesdale Acquisition Holdings, Inc., Term B Loan, 7.531% (SOFR +318 bps), 4/13/29(a)	36,154	36,181
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.333% (SOFR +400 bps), 2/20/32(a)	180,000	180,150
LABL, Inc., Initial Dollar Term Loan, 9.456% (SOFR +510 bps), 10/29/28(a)(b)	157,662	143,275
Oscar AcquisitionCo, LLC, Term B Loan, 8.546% (SOFR +425 bps), 4/29/29(a)	126,881	115,881
		718,500
Media — 7.5%
Auction.com, LLC, Term Loan, 10.252% (SOFR +600 bps), 5/26/28(a)	347,635	316,782

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.471% (SOFR +400 bps), 8/21/28(a)	$173,790	$ 173,774
MH Sub I, LLC, Second Lien Term Loan, 10.606% (SOFR +625 bps), 2/23/29(a)	240,000	211,325
		701,881
Retail & Wholesale - Discretionary — 3.5%
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental TL, 7.333% (SOFR +300 bps), 5/4/28(a)	53,988	54,117
Sweetwater Borrower, LLC, Initial Term Loan, 8.721% (SOFR +436 bps), 8/7/28(a)	135,347	135,348
Wand NewCo. 3, Inc., Tranche B-2 Term Loan, 6.856% (SOFR +250 bps), 1/30/31(a)(b)	95,583	95,493
White Cap Buyer, LLC, Tranche C Term Loan, 7.604% (SOFR +325 bps), 10/19/29(a)	44,900	44,891
		329,849
Software & Technology Services — 11.4%
Ascend Learning, LLC, Second Lien Initial Term Loan, 10.206% (SOFR +585 bps), 12/10/29(a)	140,000	140,262
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	89,775	89,887
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.057% (SOFR +375 bps), 12/9/31(a)	84,788	84,805
DTI Holdco, Inc., 2025 Refinancing Term Loan, 8.356% (SOFR +400 bps), 4/26/29(a)	69,825	69,025
Kaseya, Inc., Initial Term Loan, 9.356% (SOFR +500 bps), 3/5/33(a)	255,000	256,635
Knowbe4, Inc., Term Loan, 8.068% (SOFR +375 bps), 7/21/32(a)	55,000	55,103
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Skopima Consilio Parent, LLC, Amendment No. 5 Term Loans, 8.106% (SOFR +375 bps), 5/12/28(a)	$166,628	$ 164,884
Starlight Parent, LLC, Term Loan, 8.34% (SOFR +400 bps), 4/16/32(a)(b)	215,000	212,850
		1,073,451
Technology Hardware & Semiconductors — 4.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30(a)	240,000	231,000
Bingo Holdings I, LLC, Term Loan, 9.046% (SOFR +475 bps), 6/14/32(a)	165,000	165,619
		396,619
Utilities — 1.9%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 8.046% (SOFR +375 bps), 5/1/31(a)	180,000	181,097
TOTAL SENIOR LOANS (Cost $7,919,609)		7,870,656
CORPORATE BONDS† — 14.3%
Consumer Discretionary Products — 2.2%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(d)	145,000	114,621
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	130,000	89,449
		204,070
Consumer Discretionary Services — 1.7%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(d)	50,000	47,086
Scientific Games Holdings LP, 6.625%, 3/1/30(d)	120,000	115,700
		162,786
Consumer Staple Products — 0.7%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(d)	65,000	68,854
Health Care — 2.3%
Surgery Center Holdings, Inc., 7.25%, 4/15/32(d)	210,000	216,206

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 5.9%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(d)	$ 55,000	$ 56,080
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	290,000	273,856
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(d)	200,000	152,597
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(d)	70,000	69,259
		551,792
Media — 0.5%
CCO Holdings, LLC , 4.25%, 1/15/34(d)	55,000	47,405
Software & Technology Services — 1.0%
AthenaHealth Group, Inc., 6.50%, 2/15/30(d)	95,000	93,469
TOTAL CORPORATE BONDS (Cost $1,424,213)		1,344,582
	Number of Shares
SHORT-TERM INVESTMENT — 7.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(e)	659,555	659,555

TOTAL SHORT-TERM INVESTMENT (Cost $659,555)		659,555

TOTAL INVESTMENTS - 105.0% (Cost $10,003,377)		9,874,793
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%		(473,538)
NET ASSETS - 100.0%		$9,401,255

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	All or a portion of this Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	Security is deemed illiquid at July 31, 2025.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2025, these securities amounted to $1,344,582 or 14.30% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(e)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN HIGH INCOME ETF
Portfolio of Investments
July 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 86.4%
Consumer Discretionary Products — 5.4%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$135,000	$ 141,242
Amer Sports Co., 6.75%, 2/16/31(a)	235,000	244,687
Beach Acquisition Bidco, LLC, 10.00%, 7/15/33(a)	245,000	255,675
Champ Acquisition Corp., 8.375%, 12/1/31(a)	90,000	95,440
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	105,000	83,002
Masterbrand, Inc., 7.00%, 7/15/32(a)	95,000	96,668
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	205,000	141,054
Thor Industries, Inc., 4.00%, 10/15/29(a)	30,000	28,184
		1,085,952
Consumer Discretionary Services — 10.3%
1011778 BC ULC, 4.375%, 1/15/28(a)	50,000	48,919
1011778 BC ULC, 4.00%, 10/15/30(a)	85,000	78,855
Boyd Gaming Corp., 4.75%, 6/15/31(a)	305,000	290,738
Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	240,000	244,840
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	215,000	199,201
Raising Cane's Restaurants, LLC, 9.375%, 5/1/29(a)	115,000	121,475
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	420,000	404,949
Six Flags Entertainment Corp., 5.25%, 7/15/29	105,000	102,108
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	95,000	96,898
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	95,000	96,818
Station Casinos, LLC, 4.625%, 12/1/31(a)	110,000	103,005
Station Casinos, LLC, 6.625%, 3/15/32(a)	145,000	147,967
Yum! Brands, Inc., 5.375%, 4/1/32	135,000	134,490
		2,070,263
Consumer Staple Products — 4.4%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	135,000	142,844
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — (Continued)
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	$185,000	$ 195,968
Post Holdings, Inc., 6.25%, 10/15/34(a)	195,000	195,738
Simmons Foods, Inc., 4.625%, 3/1/29(a)	375,000	355,814
		890,364
Financial Services — 4.3%
EZCORP, Inc., 7.375%, 4/1/32(a)	75,000	78,287
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	335,000	342,617
JSG Finance, Inc., 7.125%, 4/30/31(a)	140,000	144,694
VFH Parent, LLC, 7.50%, 6/15/31(a)	95,000	98,929
WEX, Inc., 6.50%, 3/15/33(a)	205,000	207,866
		872,393
Health Care — 10.2%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	330,000	340,210
Concentra Health Services, Inc., 6.875%, 7/15/32(a)	280,000	287,823
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	95,000	93,848
Option Care Health, Inc., 4.375%, 10/31/29(a)	305,000	291,653
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	140,000	137,222
Select Medical Corp., 6.25%, 12/1/32(a)	145,000	144,839
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	190,000	196,760
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	335,000	344,900
Tenet Healthcare Corp., 6.125%, 10/1/28	215,000	215,154
		2,052,409
Industrial Products — 9.0%
ATS Corp., 4.125%, 12/15/28(a)	50,000	47,767
Axon Enterprise, Inc., 6.25%, 3/15/33(a)	95,000	97,562
Chart Industries, Inc., 7.50%, 1/1/30(a)	65,000	68,170
Chart Industries, Inc., 9.50%, 1/1/31(a)	160,000	171,156

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
EMRLD Borrower LP, 6.625%, 12/15/30(a)	$145,000	$ 148,022
EMRLD Borrower LP, 6.75%, 7/15/31(a)	190,000	195,857
Esab Corp., 6.25%, 4/15/29(a)	40,000	40,963
Goat Holdco, LLC, 6.75%, 2/1/32(a)	290,000	292,587
Madison IAQ, LLC, 5.875%, 6/30/29(a)	300,000	292,402
SPX Flow, Inc., 8.75%, 4/1/30(a)	60,000	62,025
TransDigm, Inc., 6.75%, 8/15/28(a)	60,000	61,309
TransDigm, Inc., 6.875%, 12/15/30(a)	95,000	98,534
TransDigm, Inc., 6.625%, 3/1/32(a)	125,000	128,686
Wabash National Corp., 4.50%, 10/15/28(a)	130,000	116,550
		1,821,590
Industrial Services — 2.3%
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	70,000	68,604
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	105,000	96,528
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	305,000	303,750
		468,882
Insurance — 4.2%
Alliant Holdings Intermediate, LLC, 7.375%, 10/1/32(a)	295,000	303,652
HUB International Ltd., 7.375%, 1/31/32(a)	325,000	339,156
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	90,000	95,355
Panther Escrow Issuer, LLC, 7.125%, 6/1/31(a)	95,000	98,297
		836,460
Materials — 19.1%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	130,000	138,040
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	125,000	127,456
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	275,000	291,760
ATI, Inc., 5.125%, 10/1/31	285,000	276,995
Avient Corp., 6.25%, 11/1/31(a)	245,000	246,255
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	385,000	363,567
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Century Aluminum Co., 7.50%, 4/1/28(a)	$130,000	$ 132,491
Century Aluminum Co., 6.875%, 8/1/32(a)	115,000	116,473
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	105,000	102,580
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	60,000	58,515
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(a)	160,000	163,821
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	145,000	148,624
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	300,000	310,704
Ingevity Corp., 3.875%, 11/1/28(a)	150,000	142,657
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	240,000	183,116
Quikrete Holdings, Inc., 6.375%, 3/1/32(a)	95,000	97,503
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	190,000	194,921
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	360,000	356,191
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	320,000	327,878
TriMas Corp., 4.125%, 4/15/29(a)	65,000	62,411
		3,841,958
Media — 4.6%
CCO Holdings, LLC, 4.75%, 3/1/30(a)	100,000	95,350
CCO Holdings, LLC, 4.50%, 5/1/32	85,000	77,133
CCO Holdings, LLC , 4.50%, 6/1/33(a)	85,000	75,560
CCO Holdings, LLC , 4.25%, 1/15/34(a)	165,000	142,215
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	195,000	198,373
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	140,000	145,622
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	105,000	99,793
Outfront Media Capital, LLC, 7.375%, 2/15/31(a)	90,000	94,583
		928,629
Oil & Gas — 2.3%
Archrock Partners LP, 6.625%, 9/1/32(a)	95,000	96,499

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Oil & Gas — (Continued)
Harvest Midstream I LP, 7.50%, 9/1/28(a)	$115,000	$ 116,497
Parkland Corp., 4.625%, 5/1/30(a)	65,000	62,394
Teine Energy Ltd., 6.875%, 4/15/29(a)	195,000	191,894
		467,284
Retail & Wholesale - Discretionary — 3.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	30,000	27,709
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	150,000	148,463
Patrick Industries, Inc., 6.375%, 11/1/32(a)	145,000	145,214
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	370,000	388,807
		710,193
Retail & Wholesale - Staples — 0.2%
US Foods, Inc., 7.25%, 1/15/32(a)	35,000	36,511
Software & Technology Services — 5.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	350,000	344,360
CoreWeave, Inc., 9.00%, 2/1/31(a)	250,000	249,066
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	200,000	203,130
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	95,000	97,597
UKG, Inc., 6.875%, 2/1/31(a)	280,000	287,642
		1,181,795
Technology Hardware & Semiconductors — 0.7%
Coherent Corp., 5.00%, 12/15/29(a)	100,000	97,952
Zebra Technologies Corp., 6.50%, 6/1/32(a)	50,000	51,298
		149,250
TOTAL CORPORATE BONDS (Cost $17,321,733)		17,413,933
SENIOR LOANS† — 13.2%
Consumer Discretionary Products — 1.7%
DexKo Global, Inc., 2023 Incremental Term Loans, 8.606% (SOFR +425 bps), 10/4/28(b)	99,709	96,070
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.557% (SOFR +426 bps), 6/1/28(b)(c)	154,767	152,469
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Products — (Continued)
RealTruck Goup, Inc., Initial Term Loan, 8.221% (SOFR +386 bps), 1/31/28(b)	$ 74,701	$ 69,202
WH Borrower, LLC, Initial Term Loan, 9.072% (SOFR +475 bps), 2/12/32(b)	30,000	30,040
		347,781
Consumer Discretionary Services — 0.1%
Columbus Finance B.V., Term Loan B, 7/16/32(c)	25,000	25,062
Health Care — 3.4%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.183% (SOFR +385 bps), 7/17/28(b)	134,522	133,008
CVET Midco 2 LP, Initial Term Loan, 9.296% (SOFR +500 bps), 10/13/29(b)(c)	389,069	356,001
Heartland Dental, LLC, 2024 New Term Loans, 8.858% (SOFR +450 bps), 4/28/28(b)	104,634	104,981
Sharp Services, LLC, Tranche D Term Loan, 7.546% (SOFR +325 bps), 12/31/28(b)	94,636	95,287
		689,277
Industrial Products — 0.3%
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 7.856% (SOFR +350 bps), 12/2/31(b)	50,000	50,365
Industrial Services — 1.2%
Gloves Buyer, Inc., Initial Term Loans, 8.356% (SOFR +400 bps), 5/21/32(b)	50,000	49,075
Infinite Bidco, LLC, First Lien Term Loan, 8.32% (SOFR +401 bps), 3/2/28(b)	209,399	197,359
		246,434
Insurance — 1.7%
Asurion, LLC, New B-4 Term Loan, 9.721% (SOFR +536 bps), 1/20/29(b)	365,000	344,127

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 1.1%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.456% (SOFR +410 bps), 11/24/27(b)	$ 49,806	$ 48,016
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.333% (SOFR +400 bps), 2/20/32(b)	30,000	30,025
LABL, Inc., Initial Dollar Term Loan, 9.456% (SOFR +510 bps), 10/29/28(b)	109,768	99,752
Oscar AcquisitionCo, LLC, Term B Loan, 8.546% (SOFR +425 bps), 4/29/29(b)	49,808	45,490
		223,283
Media — 1.4%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.471% (SOFR +400 bps), 8/21/28(b)(c)	195,000	194,982
MH Sub I, LLC, Second Lien Term Loan, 10.606% (SOFR +625 bps), 2/23/29(b)	90,000	79,247
		274,229
Retail & Wholesale - Discretionary — 0.2%
White Cap Buyer, LLC, Tranche C Term Loan, 7.604% (SOFR +325 bps), 10/19/29(b)	49,875	49,865
Software & Technology Services — 1.8%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	170,000	170,213
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.057% (SOFR +375 bps), 12/9/31(b)	39,900	39,908
Ellucian Holding, Inc., Second Lien Term Loan, 9.106% (SOFR +475 bps), 11/15/32(b)	30,000	30,881
Kaseya, Inc., Initial Term Loan, 9.356% (SOFR +500 bps), 3/5/33(b)	65,000	65,417
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Skopima Consilio Parent, LLC, Amendment No. 5 Term Loans, 8.106% (SOFR +375 bps), 5/12/28(b)	$ 29,887	$ 29,574
Starlight Parent, LLC, Term Loan, 8.34% (SOFR +400 bps), 4/16/32(b)	30,000	29,700
		365,693
Utilities — 0.3%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 8.046% (SOFR +375 bps), 5/1/31(b)	50,000	50,305
TOTAL SENIOR LOANS (Cost $2,658,713)		2,666,421
	Number of Shares
SHORT-TERM INVESTMENT — 1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)	288,721	288,721

TOTAL SHORT-TERM INVESTMENT (Cost $288,721)		288,721

TOTAL INVESTMENTS - 101.0% (Cost $20,269,167)		20,369,075
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(209,200)
NET ASSETS - 100.0%		$20,159,875

POLEN HIGH INCOME ETF
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2025, these securities amounted to $16,608,053 or 82.38% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	All or a portion of this Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(d)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2025
(Unaudited)
A. Organization and Significant Accounting Policies
The Polen Floating Rate Income ETF and the Polen High Income ETF (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on March 24, 2025 and March 25, 2025, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Individual shares of each Fund are listed for trading on a national securities exchange during the trading day. The Funds’ primary listing exchange is NYSE Arca, Inc. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Funds’ shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Funds’ shares listing will continue or remain unchanged.
Shares of the Funds may only be acquired through the Funds’ distributor and redeemed directly with the Funds by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Funds’ distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Funds. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Funds’ portfolio holdings and the Funds is not limited to engaging in in-kind transactions to any particular market circumstances.
Portfolio Valuation — The Funds' NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS, ICE BofA or GICS, as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Floating Rate Income ETF
Assets
Senior Loans*	$7,870,656	$—	$7,870,656	$—
Corporate Bonds*	1,344,582	—	1,344,582	—
Short-Term Investment	659,555	659,555	—	—
Total Assets	$9,874,793	$659,555	$9,215,238	$—

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
Funds	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen High Income ETF
Assets
Corporate Bonds*	$17,413,933	$—	$17,413,933	$—
Senior Loans*	2,666,421	—	2,666,421	—
Short-Term Investment	288,721	288,721	—	—
Total Assets	$20,369,075	$288,721	$20,080,354	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their respective net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their respective net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent annual report filed with the Securities and Exchange Commission.